Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities

	2022	2021
	(in € millions)
Non-current
Other accrued liabilities	28	37
Total	28	37
Current
Accrued fees to rights holders	1,665	1,378
Accrued salaries, vacation, and related taxes	120	92
Accrued social costs for options and RSUs	7	84
Accrued operating liabilities	194	188
Other accrued expenses	107	99
Total	2,093	1,841